Interest in Other Entities - Schedule of General Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Eventer [Member]
Schedule of General Information [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by the Company	58.44%	46.21%
Ownership rights held by non- controlling interests	41.56%	53.79%
Charging Robotics Inc [Member]
Schedule of General Information [Line Items]
Main place of the business	USA	USA
Ownership rights held by the Company	63.75%	67.00%
Ownership rights held by non- controlling interests	36.25%	33.00%
GERD IP [Member]
Schedule of General Information [Line Items]
Main place of the business	USA	USA
Ownership rights held by the Company	90.00%	90.00%
Ownership rights held by non- controlling interests	10.00%	10.00%
Gix Internet [Member]
Schedule of General Information [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by the Company	45.74%	45.75%
Ownership rights held by non- controlling interests	54.26%	54.25%
Jeffs’ Brands [Member]
Schedule of General Information [Line Items]
Main place of the business		Israel
Ownership rights held by the Company		34.11%
Ownership rights held by non- controlling interests		65.89%